Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Assets held for sale [Abstract]
Assets Held for Sale
8. Assets Held for Sale

	2024	2025
	(in thousands)
As of January 1	$—	$—
Reclassification from Vessels	—	7,761
Total assets held for sale December 31	$—	$7,761

The Navigator Saturn, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize gas carrier was held for sale at December 31, 2025, and was subsequently sold and delivered on January 28, 2026.
The Happy Falcon, a 2002-built 3,770 cbm semi-refrigerated small gas carrier was held for sale at December 31, 2025 and was subsequently sold and delivered on January 28, 2026.